Derivative Financial Instruments (Offsetting Of Derivative Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Financial Instruments [Abstract]
Gross Amount Recognized, Derivative assets	$ 141.1	$ 168.4
Gross Amount Offset on the Statement of Financial Position, Derivative assets
Net Amount Of Asset Presented On The Statement Of Financial Position, Derivative assets	141.1	168.4
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative assets	(9.7)	(13.6)
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Received (Pledged), Derivative assets	(82.7)	(137.3)
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative assets	48.7	17.5
Gross Amount Recognized, Derivative liabilities	(103.6)	(62.8)
Gross Amount Offset on the Statement of Financial Position, Derivative liabilities
Net Amount of (Liability) Presented on the Statement of Finacial Position, Derivative liabilities	(103.6)	(62.8)
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative liabilities	9.7	13.6
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Received (Pledged), Derivative liabilities	31.8	8.7
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative liabilities	$ (62.1)	$ (40.5)